Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Intangible Assets, Intangible Liabilities, And Goodwill Disclosure [Abstract]
Schedule of Intangibles
The following is a summary of our intangibles as of September 30, 2015 and December 31, 2014:

	September 30, 2015		December 31, 2014
	Balance	Remaining Weighted Average Amortization Period in Years	Balance	Remaining Weighted Average Amortization Period in Years
	(Dollars in thousands)
Intangible assets:
Above market lease intangibles	$64,516	15.1	$60,251	11.1
In-place lease intangibles	37,614	15.1	26,943	12.9
Tradename, technology and customer relationships	2,861	4.8	—	N/A
Accumulated amortization	(42,594)	N/A	(35,221)	N/A
Goodwill	146,017	N/A	88,959	N/A
Net intangible assets	$208,414	15.1	$140,932	11.7
Intangible liabilities:
Below market lease intangibles	$195,253	19.2	$198,170	15.2
Above market ground lease intangibles	1,907	53.8	—	—
Accumulated amortization	(71,158)	N/A	(61,882)	N/A
Purchase option intangibles	9,352	N/A	9,352	N/A
Net intangible liabilities	$135,354	19.7	$145,640	15.2

N/A—Not Applicable.

	December 31, 2014		December 31, 2013
	Balance	Remaining Weighted Average Amortization Period in Years	Balance	Remaining Weighted Average Amortization Period in Years
		(Dollars in thousands)
Intangible assets:
Above market lease intangibles	$60,251	11.1	$61,220	11.0
In-place lease intangibles	26,943	12.9	27,160	13.1
Accumulated amortization	(35,221)	N/A	(25,117)	N/A
Goodwill	88,959	N/A	88,989	N/A

Net intangible assets	$140,932	11.7	$152,252	11.6

Intangible liabilities:
Below market lease intangibles	$198,170	15.2	$199,189	15.4
Accumulated amortization	(61,882)	N/A	(43,459)	N/A
Purchase option intangibles	9,352	N/A	9,352	N/A

Net intangible liabilities	$145,640	15.2	$165,082	15.4

N/A—Not Applicable